Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 20,307	$ 18,987
Securities mandatorily measured and designated at FVTPL	66,557	62,693
Business and government	134,863	135,546
Residential mortgages	226,594	221,165
Debt securities measured at FVOCI	51,334	53,968
Equity securities designated at FVOCI	609	585
FVO securities purchased under resale agreements	64,396	65,595
Derivative instruments	34,165	32,730
Obligations related to securities sold short	19,476	15,963
Obligations Related To Securities Sold Under Repurchase Agreements	76,522	71,653
Derivative instruments	32,158	30,508
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	716	948
Securities mandatorily measured and designated at FVTPL	66,557	62,693
Business and government	23,683	23,648
Residential mortgages	42	63
Loans mandatorily measured and designated at FVTPL	23,725	23,711
Debt securities measured at FVOCI	51,334	53,968
FVO securities purchased under resale agreements	7,710	7,505
Derivative instruments	34,165	32,730
Total financial assets	184,816	182,140
Deposits and other liabilities	(15,734)	(13,172)
Obligations related to securities sold short	(19,476)	(15,963)
Obligations Related To Securities Sold Under Repurchase Agreements	(17,029)	(17,036)
Derivative instruments	(32,158)	(30,508)
Total financial liabilities	(84,397)	(76,679)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,387	29,008
Debt securities measured at FVOCI	42,539	45,181
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	35,236	27,982
Equity securities designated at FVOCI	609	585
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,260	3,550
Debt securities measured at FVOCI	6,347	6,224
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,674	2,153
Debt securities measured at FVOCI	2,448	2,563
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,709	12,845
Derivative instruments	(9,005)	(9,992)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,861	11,462
Derivative instruments	(13,021)	(10,883)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	104	106
Derivative instruments	(158)	(148)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,997	5,156
Derivative instruments	(8,590)	(6,988)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	302	283
Derivative instruments	(252)	(366)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,192	2,878
Derivative instruments	(1,132)	(2,131)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	37,357	31,836
Debt securities measured at FVOCI	3,176	3,912
Derivative instruments	4,419	3,428
Total financial assets	44,999	39,217
Obligations related to securities sold short	(7,140)	(5,363)
Derivative instruments	(3,962)	(3,862)
Total financial liabilities	(11,102)	(9,225)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,190	3,917
Debt securities measured at FVOCI	3,176	3,912
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	35,167	27,919
Equity securities designated at FVOCI	47	41
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,259	3,153
Derivative instruments	(3,739)	(3,537)
Level 1 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	(2)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	160	271
Derivative instruments	(221)	(325)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	716	948
Securities mandatorily measured and designated at FVTPL	29,049	30,681
Business and government	22,804	23,022
Residential mortgages	42	63
Loans mandatorily measured and designated at FVTPL	22,846	23,085
Debt securities measured at FVOCI	48,158	50,056
FVO securities purchased under resale agreements	7,710	7,505
Derivative instruments	29,539	28,944
Total financial assets	138,311	141,523
Deposits and other liabilities	(15,367)	(13,176)
Obligations related to securities sold short	(12,336)	(10,600)
Obligations Related To Securities Sold Under Repurchase Agreements	(17,029)	(17,036)
Derivative instruments	(27,872)	(26,348)
Total financial liabilities	(72,604)	(67,160)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	23,197	25,091
Debt securities measured at FVOCI	39,363	41,269
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	50	47
Equity securities designated at FVOCI	293	304
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,230	3,525
Debt securities measured at FVOCI	6,347	6,224
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,572	2,018
Debt securities measured at FVOCI	2,448	2,563
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,664	12,793
Derivative instruments	(8,931)	(9,964)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,861	11,462
Derivative instruments	(13,021)	(10,883)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	8
Derivative instruments	(45)	(41)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,677	1,791
Derivative instruments	(4,714)	(3,288)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	302	283
Derivative instruments	(250)	(366)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,032	2,607
Derivative instruments	(911)	(1,806)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,506	1,400	$ 1,700	$ 1,426	$ 1,737
Total financial liabilities	(691)	(294)	$ (254)	$ (880)	$ (869)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	151	176
Business and government	879	626
Loans mandatorily measured and designated at FVTPL	879	626
Derivative instruments	207	358
Total financial assets	1,506	1,400
Deposits and other liabilities	(367)	4
Derivative instruments	(324)	(298)
Total financial liabilities	(691)	(294)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	19	16
Equity securities designated at FVOCI	269	240
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	30	25
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	102	135
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	45	48
Derivative instruments	(74)	(28)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	101	98
Derivative instruments	(113)	(107)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	61	212
Derivative instruments	$ (137)	$ (163)